UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          July 28, 2005
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    125
                                                  -------------------------

Form 13F Information Table Value Total:                  244,903
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 6/30/05


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
TOTALS:                           125          244903     6372432

Exxon Mobil Corporation           30231G102     11163      194240      194240                                               194240
Coca-Cola Company                 191216100      9989      239253      239253                                               239253
Johnson & Johnson                 478160104      8402      129269      129269                                               129269
American Express Co               025816109      7313      137390      137390                                               137390
ConocoPhillips                    20825C104      7175      124802      124802                                               124802
T Rowe Price Group.               74144T108      7115      113665      113665                                               113665
Microsoft Corp.                   594918104      6695      269527      269527                                               269527
I Shares US Total Mkt             464287846      6650      115500      115500                                               115500
Hershey Foods Corp                427866108      5524       88952       88952                                                88952
St Joe Company                    790148100      5422       66500       66500                                                66500
Bank of America Corp              060505104      5357      117442      117442                                               117442
General Electric Co               369604103      5017      144789      144789                                               144789
Georgia Bank Fin Corp             373127109      4801      143318      143318                                               143318
Church & Dwight Co                171340102      4649      128435      128435                                               128435
Cameco Corp                       13321L108      4560      101900      101900                                               101900
Jefferson Pilot Corp              475070108      4311       85495       85495                                                85495
Intl Game Technology              459902102      4287      152290      152290                                               152290
Sunrise Assisted Living           86768K106      4278       79250       79250                                                79250
Paychex Inc.                      704326107      3832      117820      117820                                               117820
Suntrust Banks Inc                867914103      3733       51677       51677                                                51677
Royal Dutch Pete                  780257804      3642       56114       56114                                                56114
FedEx Corp                        31428X106      3526       43526       43526                                                43526
Wachovia Corp                     929903102      3365       67843       67843                                                67843
Zimmer Holdings Inc               98956P102      3270       42935       42935                                                42935
AGL Resources Inc                 047753108      3235       83702       83702                                                83702
ThreeM (3M) Company               88579Y101      3081       42621       42621                                                42621
Medco Health Solutions Inc        58405U102      3055       57245       57245                                                57245
Peabody Energy Corp               704549104      2893       55600       55600                                                55600
PetroChina Co                     71646E100      2872       39100       39100                                                39100
Mediacom Communications
  Corp ClA                        58446K105      2741      398984      398984                                               398984
Cousins Properties Inc            222795106      2720       91950       91950                                                91950
BerkshireHathawayClB              084670207      2700         970         970                                                  970
Brown Forman Corp                 115637209      2591       42850       42850                                                42850
Carnival Corp                     143658300      2452       44950       44950                                                44950
Diebold Inc                       253651103      2433       53940       53940                                                53940
General Dynamics Corp             369550108      2328       21250       21250                                                21250
Merck & Co Inc                    589331107      2227       72292       72292                                                72292
Wal-Mart Stores                   931142103      1880       39000       39000                                                39000
Charles Schwab Corp               808513105      1865      165340      165340                                               165340
Walt Disney Holdings Co           254687106      1847       73365       73365                                                73365
Anheuser-Busch Co Inc             035229103      1846       40340       40340                                                40340
Stan&Poors Dep Recs               78462F103      1843       15465       15465                                                15465
Sector Spdr Engy Select           81369Y506      1736       39050       39050                                                39050
Block (H&R) Inc                   093671105      1721       29490       29490                                                29490
Duke Realty                       264411505      1691       53400       53400                                                53400
Health Care Ppty Inv Inc          421915109      1545       57150       57150                                                57150
Equity Rsntl Pptys Tr             29476L107      1540       41832       41832                                                41832
Young Innovations Inc             987520103      1534       41100       41100                                                41100
Colonial Properties Trust         195872106      1510       34327       34327                                                34327
Newmont Mining Corp               651639106      1507       38600       38600                                                38600
PepsiCo Incorporated              713448108      1498       27785       27785                                                27785
Alltel Corp.                      020039103      1451       23300       23300                                                23300
T I B Financial Corp              872449103      1428       53000       53000                                                53000
American Int'l Group              026874107      1392       23956       23956                                                23956
Thornburg Mortgage Inc            885218107      1378       47300       47300                                                47300
Pfizer Inc.                       717081103      1376       49885       49885                                                49885
Clarcor Inc                       179895107      1340       45800       45800                                                45800
Cisco Systems                     17275R102      1243       65160       65160                                                65160
Gillette Co                       375766102      1228       24260       24260                                                24260
Intern'l Business Mach            459200101      1139       15356       15356                                                15356
Deere & Co                        244199105      1126       17200       17200                                                17200
Polaris Industries Inc            731068102      1122       20784       20784                                                20784
G&K Services Inc                  361268105      1094       29000       29000                                                29000
Intel Corp                        458140100      1094       42062       42062                                                42062
Procter & Gamble Co               742718109      1029       19499       19499                                                19499
Cintas Corp                       172909105       932       24150       24150                                                24150
Delta & Pine Land Co              247357106       924       36886       36886                                                36886
Morgan Stanley India
  Investment Fd                   61745C105       918       28600       28600                                                28600
Flaherty & Crumrine Pfd Inc Fnd   33848E106       904       70200       70200                                                70200
Cross Timbers Royalty Tr          22757R109       880       21650       21650                                                21650
Home Depot                        437076102       879       22598       22598                                                22598
Kimberly Clark Corp               494368103       839       13412       13412                                                13412
Chattem Incorporated              162456107       828       20000       20000                                                20000
Forest Laboratories Inc           345838106       812       20900       20900                                                20900
Regions Finl Corp I 8%            75914H208       801       31300       31300                                                31300
Johnson Controls Inc              478366107       789       14000       14000                                                14000
Royal Bank Scotland prd D 9.125%  780097606       788       30500       30500                                                30500
Southern Company                  842587107       771       22249       22249                                                22249
Lilly (Eli) & Co                  532457108       727       13042       13042                                                13042
Harley Davidson Inc               412822108       689       13900       13900                                                13900
BellSouth Corp                    079860102       678       25513       25513                                                25513
Scottish Power Plc Adr            81013T705       595       16700       16700                                                16700
SBC Communications                78387G103       583       24563       24563                                                24563
Greater China Fund                39167B102       540       33100       33100                                                33100
iShares Trust Tips                464287176       536        5000        5000                                                 5000
Honeywell International           438516106       513       14000       14000                                                14000
Consolidated Water Co Inc         G23773107       498       12850       12850                                                12850
Amgen Inc                         031162100       469        7750        7750                                                 7750
Genuine Parts Co                  372460105       459       11176       11176                                                11176
Watts Water Tech Inc A            942749102       412       12300       12300                                                12300
Florida East Coast Inds           340632108       411        9500        9500                                                 9500
CitiGroup Inc                     172967101       408        8817        8817                                                 8817
ChevronTexaco Corp                166764100       406        7256        7256                                                 7256
Macrovision                       555904101       374       16600       16600                                                16600
Intuit Inc                        461202103       370        8200        8200                                                 8200
Georgia Pwr Cap V 7.125           37333R308       366       14000       14000                                                14000
Dover Corporation                 260003108       364       10000       10000                                                10000
Barrick Gold Corp.                02451E109       362       14450       14450                                                14450
Swiss Helvetia Fund Inc           870875101       353       25750       25750                                                25750
St Paul Travelers Cos             792860108       344        8712        8712                                                 8712
Fortune Brands                    349631100       331        3726        3726                                                 3726
Schlumberger Ltd                  806857108       327        4300        4300                                                 4300
Abbott Labs                       002824100       325        6640        6640                                                 6640
Nasdaq 100 Trust Ser 1            631100104       324        8800        8800                                                 8800
Unitedhealth Group Inc            91324P102       323        6200        6200                                                 6200
Regions Financial Corp            7591EP100       316        9327        9327                                                 9327
Bristol Myers Squibb Co           110122108       308       12317       12317                                                12317
JM Smuckers Co                    832696405       297        6320        6320                                                 6320
Caremark Rx Inc                   141705103       289        6500        6500                                                 6500
General Growth Properties Inc     370021107       288        7000        7000                                                 7000
JP Morgan Chase & Co              46625H100       287        8133        8133                                                 8133
Chicos FAS Inc                    168615102       281        8200        8200                                                 8200
Dell Inc                          24702R101       280        7100        7100                                                 7100
Duke Energy                       264399106       276        9270        9270                                                 9270
Allstate Corp                     020002101       275        4600        4600                                                 4600
Emerson Electric Co               291011104       269        4300        4300                                                 4300
FPL Group                         302571104       241        5726        5726                                                 5726
Morgan Stanley                    617446448       241        4600        4600                                                 4600
SCANA Corp                        805898103       239        5600        5600                                                 5600
Verizon Communications            92343V104       232        6727        6727                                                 6727
Fidelity Southern Corp            316320100       163       10560       10560                                                10560
Flag Financial Corp               33832H107       148       10365       10365                                                10365
Internap Network Services Corp    45885A102       145      307770      307770                                               307770
Sirius Satellite Radio            82966U103        65       10000       10000                                                10000
Migratec Inc                      598622108         0       20000       20000                                                20000
138 equities less than
10000 shares and less than $200000               6704                                                                       218535



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